Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 1,159
Acquisitions		$ 1,150
Dividends received	(14)
Share of results of associates	(10)	(2)
Ending balance	1,135	1,148
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,279	3,480
Effect of movements in foreign exchange	(18)	(87)
Dividends received	(88)	(18)
Share of results of associates	56	76
Ending balance	3,229	3,451
Efes [member]
Disclosure of associates [line items]
Beginning balance	479	694
Effect of movements in foreign exchange	(39)	(116)
Dividends received	(15)
Share of results of associates	(5)	(27)
Ending balance	$ 420	$ 551